Share-based Compensation - Summary of Restricted Stock and Restricted Stock Unitss (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested, Beginning Balance	499,720	852,464	1,410,975
Unvested, Vested	(176,372)	(352,744)	(558,511)
Unvested, Ending Balance	323,348	499,720	852,464
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0	$ 0	$ 0
Weighted Average Grant Date Fair Value, Vested	0	0	0
Weighted Average Grant Date Fair Value, Ending Balance	$ 0	$ 0	$ 0
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested, Beginning Balance	0
Unvested, Granted	2,683,680
Unvested, Vested	(83,865)
Unvested, Ending Balance	2,599,815	0
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0
Weighted Average Grant Date Fair Value, Granted	5
Weighted Average Grant Date Fair Value, Vested	5
Weighted Average Grant Date Fair Value, Ending Balance	$ 5	$ 0